Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	¥ 116,919	¥ 117,444	¥ 221,724	¥ 220,170
Liability for Future Policy Benefit, Interest Expense	6,936	6,189	13,628	12,136
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	38,306	37,775	74,702	73,383
Liability for Future Policy Benefit, Interest Expense	3,263	3,049	6,484	6,047
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	51,362	51,906	102,734	103,314
Liability for Future Policy Benefit, Interest Expense	2,406	2,258	4,763	4,465
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	27,251	27,763	44,288	43,473
Liability for Future Policy Benefit, Interest Expense	¥ 1,267	¥ 882	¥ 2,381	¥ 1,624